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              SUPPLEMENT DATED JANUARY 16, 2007 TO YOUR PROSPECTUS

ING VP Natural Resources Trust:

On January 4, 2007, shareholders approved the reorganization of ING VP Natural Resources Trust with and into ING Global Resources Portfolio. The merger occurred on January 12, 2007. All assets of ING VP Natural Resources Trust were transferred into ING Global Resources Portfolio, and shareholders of ING VP Natural Resources Trust received shares of ING Global Resources Portfolio.

As a result, if any of your Contract Value was invested in ING VP Natural Resources Trust Sub-Account, that Contract Value was merged into ING Global Resources Portfolio Sub-Account. Effective as of the close of trading on the New York Stock Exchange on January 12, 2007, if any portion of your future Premium Payments were allocated to ING VP Natural Resources Trust Sub-Account, you should re-direct that allocation to another Sub-Account available under your Contract.

Effective as of the close of trading of the New York Stock Exchange on January 12, 2007, any Dollar Cost Averaging, InvestEase(R) , Asset Rebalancing Program, Automatic Income or other administrative program that includes transfers of Contract Value or allocations of ING VP Natural Resources Trust Sub-Account established on or before January 12, 2007, will be updated to reflect ING Global Resources Portfolio.

Effective as of the close of trading of the New York Stock Exchange on January 12, 2007, all references and information contained in the prospectus for your Contract related to ING VP Natural Resources Trust are deleted.

ING Global Resources Portfolio:

The following is added in alphabetical order to the sub-section entitled "The Funds" under the section entitled "General Contract Information":

SUB-ACCOUNT                                                            ADVISOR                         OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
ING GLOBAL RESOURCES PORTFOLIO SUB-ACCOUNT which         Directed Services LLC, Sub-Advised   Long-term capital appreciation
 purchases shares of the ING Global Resources Portfolio  by ING Investment Management Co

The following paragraph is added to the prospectus as the last sentence of the first paragraph in the "Accumulation Unit Values" table:

     There is no information for ING Global Resources Portfolio Sub-Accounts because as of December 31, 2005, the Sub-Accounts had not commenced operation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6078

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                                     PART B

                   SUPPLEMENT DATED JANUARY 16, 2007 TO YOUR
                      STATEMENT OF ADDITIONAL INFORMATION

ING Global Resources Portfolio:

All references and information contained in the statement of additional information for your Contract related to ING VP Natural Resources Trust are deleted.

The following paragraph is added to the statement of additional information as the last sentence of the first paragraph in the "Accumulation Unit Values" table:

     There is no information for ING Global Resources Portfolio Sub-Accounts because as of December 31, 2005, the Sub-Accounts had not commenced operation.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-6079